SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION (Details 1) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Schedule Iii - Real Estate And Accumulated Depreciation Details 1
Balance at beginning of year	$ 51,413,704	$ 54,908,935	$ 51,343,167
Additions to Land	0	0	781,766
Additions to Land Improvements	0	0	560,455
Additions to Leased Buildings	22,535	761	181,559
Additions to Corporate Building		0	0
Sale of Real Property	(984,830)	(3,495,992)	(50,557)
Transfers	(438,879)	0	2,092,545
Balance at end of year	50,012,530	51,413,704	54,908,935
Accumulated Depreciation, Balance at the beginning of the year	11,986,044	11,113,491	9,966,619
Addition during year: reclass	0	0	0
Current year depreciation	974,568	1,106,816	1,146,872
Less retirements	(550,434)	(234,263)	0
Accumulated Depreciation, Balance at the end of the year	$ 12,410,178	$ 11,986,044	$ 11,113,491